UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22264

                                                   The Motley Fool Funds Trust

(Exact name of registrant as specified in charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

                                                       Alexandria, VA 22314

(Address of principal executive offices) (Zip code)

Peter E. Jacobstein

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

                                                 Alexandria, VA 22314

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (703) 302-1100

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Motley Fool Funds Trust

Motley Fool Independence Fund

Schedule of Investments

at July 31, 2014

(Unaudited)

Issues	Shares	Value (Note 1)

Equity Securities — 93.96%
Banks — 12.35%
Banco Latinoamericano de Comercio Exterior SA (Panama)	412,235	$12,239,257
Bangkok Bank PCL (Thailand)(a)	650,000	3,931,902
Cascade Bancorp. (United States)*	560,000	3,035,200
Credicorp Ltd. (Peru)	37,000	5,473,040
HDFC Bank Ltd. (India)(b)	255,000	12,087,000
Monarch Financial Holdings, Inc. (United States)	170,000	2,000,900
Sberbank Rossii OAO (Russia)*	2,000,000	4,091,496
Siam Commercial Bank PCL (Thailand)(a)	1,175,000	6,467,643

		49,326,438

Beverages — 1.58%
Coca-Cola HBC AG (Switzerland)#	159,606	3,739,360
Coca-Cola Icecek AS (Turkey)#	102,000	2,558,822

		6,298,182

Building Products — 0.90%
American Woodmark Corp. (United States)*	122,771	3,609,467

Capital Markets — 0.42%
INTL FCStone, Inc. (United States)*	85,513	1,676,055

Chemicals — 2.26%
China BlueChemical Ltd. (China)	8,000,000	4,120,416
Innophos Holdings, Inc. (United States)	81,164	4,904,741

		9,025,157

Commercial Services & Supplies — 4.02%
Covanta Holding Corp. (United States)	250,000	5,105,000
De La Rue PLC (United Kingdom)	286,900	3,528,582
Depa Ltd. (United Arab Emirates)*	5,815,390	3,954,465
KAR Auction Services, Inc. (United States)	117,708	3,450,022

		16,038,069

Communications Equipment — 2.31%
Ciena Corp. (United States)*	161,000	3,144,330

See Notes to Schedules of Investments.

Motley Fool Independence Fund	1

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Communications Equipment (continued)
Infinera Corp. (United States)*	661,100	$6,082,120

		9,226,450

Consumer Finance — 2.21%
Gentera SAB de CV (Mexico)	4,350,000	8,808,586

Diversified Financial Services — 2.97%
Berkshire Hathaway, Inc. (United States)*	63	11,851,812

Diversified Telecommunication Services — 1.29%
Level 3 Communications, Inc. (United States)*	117,500	5,167,650

Electric Utilities — 0.92%
Brookfield Infrastructure Partners LP (Canada)	92,127	3,652,836

Electronic Equipment, Instruments & Components — 0.91%
Samsung SDI Co., Ltd. (South Korea)	23,500	3,618,547

Energy Equipment & Services — 0.89%
Geospace Technologies Corp. (United States)*	88,601	3,565,304

Food & Staples Retailing — 3.04%
Costco Wholesale Corp. (United States)	54,558	6,412,747
Whole Foods Market, Inc. (United States)	149,922	5,730,019

		12,142,766

Food Products — 3.19%
BRF - Brasil Foods SA (Brazil)(b)	108,704	2,663,248
Nestle SA (Switzerland)	68,694	5,086,109
PT Nippon Indosari Corpindo Tbk (Indonesia)	44,934,800	5,004,854

		12,754,211

Health Care Equipment & Supplies — 5.80%
Covidien PLC (Ireland)	62,000	5,363,620
Natus Medical, Inc. (United States)*	268,900	7,736,253
Nihon Kohden Corp. (Japan)	133,481	6,558,488
Zimmer Holdings, Inc. (United States)	35,000	3,502,450

		23,160,811

Health Care Providers & Services — 2.16%
WellPoint, Inc. (United States)	78,697	8,641,718

Hotels, Restaurants & Leisure — 2.96%
Chipotle Mexican Grill, Inc. (United States)*	10,400	6,994,000

See Notes to Schedules of Investments.

2	Motley Fool Independence Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Hotels, Restaurants & Leisure (continued)
Penn National Gaming, Inc. (United States)*	52,083	$545,830
Wynn Macau Ltd. (Macau)	1,000,000	4,261,411

		11,801,241

Insurance — 6.12%
HCC Insurance Holdings, Inc. (United States)	140,200	6,544,536
Loews Corp. (United States)	181,690	7,654,600
Markel Corp. (United States)*	16,200	10,240,182

		24,439,318

Internet & Catalog Retail — 2.33%
Amazon.com, Inc. (United States)*	6,500	2,034,435
CJ O Shopping Co., Ltd. (South Korea)	18,949	7,249,161

		9,283,596

Internet Software & Services — 5.72%
Baidu, Inc. (China)*(b)	51,500	11,126,575
Google, Inc. Class A (United States)*	9,000	5,215,950
Google, Inc. Class C (United States)*	9,000	5,144,400
Twitter, Inc. (United States)*	30,000	1,355,700

		22,842,625

Leisure Products — 1.40%
Shimano, Inc. (Japan)	48,000	5,603,558

Media — 1.45%
DreamWorks Animation SKG, Inc. (United States)#*	85,000	1,700,000
Multiplus SA (Brazil)	278,600	4,083,063

		5,783,063

Metals & Mining — 0.27%
Antofagasta PLC (United Kingdom)	80,000	1,088,607

Multiline Retail — 0.96%
PT Mitra Adiperkasa Tbk (Indonesia)	8,500,000	3,817,750

Oil, Gas & Consumable Fuels — 2.62%
Denbury Resources, Inc. (United States)	262,200	4,444,290
Lukoil OAO (Russia)(b)	62,350	3,479,130
Total Gabon SA (Gabon)	4,670	2,552,333

		10,475,753

See Notes to Schedules of Investments.

Motley Fool Independence Fund	3

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Pharmaceuticals — 1.23%
Dr. Reddy’s Laboratories Ltd. (India)(b)	110,177	$4,930,421

Real Estate Investment Trusts — 3.00%
American Tower Corp. (United States)	64,000	6,040,960
Gaming and Leisure Properties, Inc. (United States)	68,217	2,296,866
Lippo Malls Indonesia Retail Trust (Singapore)	11,000,000	3,659,936

		11,997,762

Real Estate Management & Development — 1.29%
Henderson Land Development Co., Ltd. (Hong Kong)	810,912	5,143,712

Road & Rail — 0.97%
CSX Corp. (United States)	130,000	3,889,600

Semiconductors & Semiconductor Equipment — 3.31%
Intel Corp. (United States)	219,000	7,421,910
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	290,000	5,800,000

		13,221,910

Software — 1.17%
DuzonBizon Co., Ltd. (South Korea)	513,180	4,687,179

Specialty Retail — 1.93%
Williams-Sonoma, Inc. (United States)	115,000	7,713,050

Technology Hardware, Storage & Peripherals — 1.84%
Apple, Inc. (United States)	77,000	7,358,890

Textiles, Apparel & Luxury Goods — 6.07%
Swatch Group SA (Switzerland)	11,500	6,132,753
Tod’s S.p.A. (Italy)#	72,000	7,897,874
Under Armour, Inc. (United States)*	152,820	10,200,735

		24,231,362

Transportation Infrastructure — 0.49%
International Container Terminal Services, Inc. (Philippines)	750,000	1,946,342

Wireless Telecommunication Services — 1.61%
SBA Communications Corp. (United States)*	60,000	6,415,800

Total Equity Securities (Cost $ 271,813,721)		375,235,598

Participatory Notes — 3.20%
Banks — 1.32%
Al Rajhi Banking & Investment Co. (Saudi Arabia)(c)	290,332	5,284,190

See Notes to Schedules of Investments.

4	Motley Fool Independence Fund

Issues	Shares	Value (Note 1)

Participatory Notes (continued)
Food Products — 1.88%
Almarai Co. (Saudi Arabia)(c)	385,759	$7,499,282

Total Participatory Notes (Cost $ 9,675,985)		12,783,472

Other Investments — 2.39%
Temporary Cash Investment — 2.39%
BNY Mellon Cash Reserve	9,544,505	9,544,505

Total Other Investments (Cost $ 9,544,505)		9,544,505

Total Investments Before Short-Term Investments Held as Collateral for Loaned Securities (Cost $ 291,034,211) — 99.55%		$397,563,575

		Value
	Principal	(Note 1)

Short-Term Investments Held as Collateral For Loaned Securities — 1.72%
With Barlays Capital: at 0.04%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $129,542 (collateralized by U.S. Treasury Note, par value $133,513, coupon rate 2.000%, 05/31/21; total market value $132,133)	$129,542	$129,542
With Citibank NA: at 0.09%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $846,662 (collateralized by Federal National Mortgage Association & Government National Mortgage Association, par values ranging from $3 - $401,251, coupon rates ranging from 1.13% - 8.00%, 12/15/17 - 02/20/44; total market value $863,593)	846,660	846,660
With Citigroup Global Markets: at 0.09%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $507,997 (collateralized by Federal National Mortgage Association & Government National Mortgage Association, par values ranging from $4 - $159,950, coupon rates ranging from 1.13% - 8.00%, 02/01/18 - 09/15/49; total market value $518,156)	507,996	507,996
With Credit Agricole: at 0.07%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $1,331,339 (collateralized by U.S. Treasury Notes, par values ranging from $549,498 - $777,801, coupon rates ranging from 0.50% - 2.38%, 03/31/16 - 07/31/16; total market value $1,357,962)	1,331,335	1,331,335
With Credit Suisse Securities: at 0.08%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $1,180,037 (collateralized by Treasury Index Note, par values ranging from $133,393 - $589,049, coupon rates ranging from 1.25% - 1.63%, 01/01/15 - 07/15/20; total market value $1,203,638)	1,180,034	1,180,034

See Notes to Schedules of Investments.

Motley Fool Independence Fund	5

	Principal	Value (Note 1)

Short-Term Investments Held as Collateral For Loaned Securities (continued)
With Merrill Lynch: at 0.09%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $1,015,995 (collateralized by Federal National Mortgage Association, par values ranging from $11,659 - $131,393, coupon rates ranging from 2.18% - 4.50%, 12/01/27 - 07/01/44; total market value $1,036,311)	$1,015,991	$1,015,991
With Mizuho Securities: at 0.09%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $1,015,995 (collateralized by Government National Mortgage Association & Federal National Mortgage Association & U.S. Treasury Notes, par values ranging from $1 - $232,603, coupon rates ranging from 0.13% - 9.50%, 02/28/19 - 08/15/43; total market value $1,036,311)	1,015,992	1,015,992
With RBS Securities: at 0.06%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $846,661 (collateralized by Treasury Index Bond, par values ranging from $809 - $135,267, coupon rates ranging from 0.63% - 3.88%, 01/15/25 - 02/15/44; total market value $863,607)	846,660	846,660

Total Short-Term Investments Held as Collateral for Loaned Securities (Cost $ 6,874,210)		6,874,210

Total Investments Portfolio (Cost $ 297,908,421) — 101.27%		$404,437,785(d)
Liabilities in Excess of Other Assets — (1.27)%		(5,064,660)

NET ASSETS — 100.00%
(Applicable to 19,456,474 shares outstanding)		$399,373,125

# Security partially or fully on loan.

* Non-income producing security.

(a)	NVDR — Non-Voting Depository Receipts
(b)	ADR — American Depositary Receipts
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $12,783,472 and represents 3.20% of net assets as of July 31, 2014.
(d)	At July 31, 2014, the market value of securities on loan for the Motley Fool Independence Fund was $5,360,894. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

See Notes to Schedules of Investments.

6	Motley Fool Independence Fund

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at July 31, 2014. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Banco Latinoamericano de Comercio Exterior SA	3.06%
HDFC Bank Ltd.	3.03
Berkshire Hathaway, Inc.	2.97
Baidu, Inc.	2.79
Markel Corp.	2.56
Under Armour, Inc.	2.55
Gentera SAB de CV	2.21
WellPoint, Inc.	2.16
Tod’s S.p.A.	1.98
Natus Medical, Inc.	1.94
Williams-Sonoma, Inc.	1.93

27.18%

*	As of the date of the report, the fund had a holding of 2.39% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets

Financials	29.68%
Consumer Discretionary	17.09
Information Technology	15.26
Consumer Staples	9.69
Health Care	9.20
Industrials	6.38
Energy	3.52
Telecommunication Services	2.90
Materials	2.53
Utilities	0.91

97.16%

See Notes to Schedules of Investments.

Motley Fool Independence Fund	7

Top Eleven Countries	% of Net Assets

United States*	47.28%
India	4.26
South Korea	3.89
China	3.82
Switzerland	3.75
Saudi Arabia	3.20
Panama	3.06
Japan	3.05
Thailand	2.60
Indonesia	2.21
Mexico	2.21

79.33%

*	As of the date of the report, the fund had a holding of 2.39% in the BNY Mellon Cash Reserve.

See Notes to Schedules of Investments.

8	Motley Fool Independence Fund

The Motley Fool Funds Trust

Motley Fool Great America Fund

Schedule of Investments

at July 31, 2014

(Unaudited)

Issues	Shares	Value (Note 1)

Equity Securities — 94.03%
Air Freight & Logistics — 3.93%
CH Robinson Worldwide, Inc. (United States)	46,000	$3,103,160
XPO Logistics, Inc. (United States)#*	170,000	5,251,300

		8,354,460

Auto Components — 1.51%
Drew Industries, Inc. (United States)	71,509	3,217,905

Automobiles — 2.28%
Harley-Davidson, Inc. (United States)	12,500	772,750
Thor Industries, Inc. (United States)	77,000	4,078,690

		4,851,440

Banks — 5.73%
Access National Corp. (United States)	65,529	1,048,464
Carter Bank & Trust (United States)	315,074	3,629,652
Cascade Bancorp. (United States)*	350,790	1,901,282
Monarch Financial Holdings, Inc. (United States)	272,900	3,212,033
Suffolk Bancorp. (United States)*	118,646	2,402,582

		12,194,013

Beverages — 1.99%
Crimson Wine Group Ltd. (United States)*	449,547	4,225,742

Building Products — 1.60%
American Woodmark Corp. (United States)*	115,636	3,399,698

Capital Markets — 2.47%
Diamond Hill Investment Group, Inc. (United States)	29,023	3,708,559
INTL FCStone, Inc. (United States)*	79,300	1,554,280

		5,262,839

Chemicals — 1.14%
Innophos Holdings, Inc. (United States)	40,000	2,417,200

Commercial Services & Supplies — 2.13%
Covanta Holding Corp. (United States)	100,000	2,042,000
KAR Auction Services, Inc. (United States)	85,000	2,491,350

		4,533,350

Communications Equipment — 2.46%
Ciena Corp. (United States)*	113,000	2,206,890

See Notes to Schedules of Investments.

Motley Fool Great America Fund	9

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Communications Equipment (continued)
Infinera Corp. (United States)*	329,500	$3,031,400

		5,238,290

Diversified Financial Services — 2.65%
Berkshire Hathaway, Inc. (United States)*	30	5,643,720

Diversified Telecommunication Services — 1.08%
Level 3 Communications, Inc. (United States)*	52,418	2,305,344

Energy Equipment & Services — 2.44%
CARBO Ceramics, Inc. (United States)#	26,000	3,238,040
Geospace Technologies Corp. (United States)*	48,500	1,951,640

		5,189,680

Food & Staples Retailing — 4.34%
Costco Wholesale Corp. (United States)	38,000	4,466,520
Whole Foods Market, Inc. (United States)	124,950	4,775,589

		9,242,109

Health Care Equipment & Supplies — 4.32%
Cooper Companies, Inc. (The) (United States)	7,000	1,126,160
Natus Medical, Inc. (United States)*	167,700	4,824,729
Varian Medical Systems, Inc. (United States)*	39,500	3,244,925

		9,195,814

Health Care Providers & Services — 2.99%
Catamaran Corp. (United States)*	33,000	1,501,170
Quest Diagnostics, Inc. (United States)	24,000	1,466,400
WellPoint, Inc. (United States)	31,000	3,404,110

		6,371,680

Hotels, Restaurants & Leisure — 6.32%
Chipotle Mexican Grill, Inc. (United States)*	4,800	3,228,000
Panera Bread Co. (United States)*	4,000	589,200
Penn National Gaming, Inc. (United States)*	41,117	430,906
Red Robin Gourmet Burgers, Inc. (United States)*	20,000	1,287,200
Texas Roadhouse, Inc. (United States)	164,000	4,080,320
Wynn Resorts Ltd. (United States)	18,000	3,837,600

		13,453,226

Household Durables — 1.49%
TRI Pointe Homes, Inc. (United States)*	234,000	3,161,340

Insurance — 4.79%
HCC Insurance Holdings, Inc. (United States)	38,000	1,773,840

See Notes to Schedules of Investments.

10	Motley Fool Great America Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Insurance (continued)
Loews Corp. (United States)	72,500	$3,054,425
Markel Corp. (United States)*	8,500	5,372,935

		10,201,200

Internet & Catalog Retail — 1.17%
Liberty Interactive Corp. (United States)*	89,000	2,496,450

Internet Software & Services — 1.68%
Google, Inc. Class A (United States)*	3,100	1,796,605
Google, Inc. Class C (United States)*	3,100	1,771,960

		3,568,565

Machinery — 3.08%
Actuant Corp. (United States)	82,000	2,646,960
TriMas Corp. (United States)*	123,091	3,899,523

		6,546,483

Media — 1.18%
DreamWorks Animation SKG, Inc. (United States)*	125,550	2,511,000

Metals & Mining — 1.44%
Horsehead Holding Corp. (United States)*	163,200	3,056,736

Oil, Gas & Consumable Fuels — 1.41%
Denbury Resources, Inc. (United States)	177,300	3,005,235

Paper & Forest Products — 3.51%
KapStone Paper and Packaging Corp. (United States)*	155,000	4,609,700
Schweitzer-Mauduit International, Inc. (United States)	70,000	2,858,100

		7,467,800

Real Estate Investment Trusts — 5.21%
American Tower Corp. (United States)	36,700	3,464,113
Annaly Capital Management, Inc. (United States)	95,000	1,054,500
Capstead Mortgage Corp. (United States)	140,000	1,797,600
Gaming and Leisure Properties, Inc. (United States)	62,870	2,116,823
Retail Opportunity Investments Corp. (United States)	171,560	2,647,171

		11,080,207

Road & Rail — 1.43%
CSX Corp. (United States)	102,000	3,051,840

Semiconductors & Semiconductor Equipment — 2.48%
Intel Corp. (United States)	156,000	5,286,840

Specialty Retail — 7.76%
Autozone, Inc. (United States)*	7,300	3,774,319

See Notes to Schedules of Investments.

Motley Fool Great America Fund	11

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Specialty Retail (continued)
Cabela’s, Inc. (United States)#*	8,000	$466,880
Tractor Supply Co. (United States)	67,000	4,165,390
Urban Outfitters, Inc. (United States)*	107,000	3,823,110
Williams-Sonoma, Inc. (United States)	63,800	4,279,066

		16,508,765

Technology Hardware, Storage & Peripherals — 2.17%
Apple, Inc. (United States)	48,300	4,616,031

Textiles, Apparel & Luxury Goods — 1.73%
Under Armour, Inc. (United States)*	55,000	3,671,250

Thrifts & Mortgage Finance — 0.56%
New Hampshire Thrift Bancshares, Inc. (United States)	79,864	1,197,960

Trading Companies & Distributors — 1.16%
Aceto Corp. (United States)	147,436	2,471,027

Wireless Telecommunication Services — 2.40%
SBA Communications Corp. (United States)*	47,800	5,111,254

Total Equity Securities (Cost $ 157,098,491)		200,106,493

Other Investments — 6.29%
Temporary Cash Investment — 6.29%
BNY Mellon Cash Reserve	13,390,157	13,390,157

Total Other Investments (Cost $ 13,390,157)		13,390,157

Total Investments Before Short-Term Investments Held as Collateral for Loaned Securities (Cost $ 170,488,648) — 100.32%		$213,496,650
	Principal	Value (Note 1)

Short-Term Investments Held as Collateral For Loaned Securities — 3.74%
With Barclays Capital: at 0.04%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $150,155 (collateralized by U.S. Treasury Note, par value $154,758, coupon rate 2.00%, 05/31/21; total market value $153,159)	$150,155	$150,155
With Citibank NA: at 0.09%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $981,387 (collateralized by Federal National Mortgage Association & Government National Mortgage Association, par values ranging from $4 - $462,018, coupon rates ranging from 1.13% - 8.50%, 09/01/18 - 02/20/44; total market value $1,001,013)	981,385	981,385

See Notes to Schedules of Investments.

12	Motley Fool Great America Fund

	Principal	Value (Note 1)

Short-Term Investments Held as Collateral For Loaned Securities (continued)
With Citigroup Global Markets: at 0.09%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $588,832 (collateralized by Federal National Mortgage Association & Government National Mortgage Association, par values ranging from $5 - $185,403, coupon rates ranging from 1.13% - 8.00%, 10/01/17 - 07/15/49; total market value $600,607)	$588,831	$588,831
With Credit Agricole: at 0.07%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $1,543,188 (collateralized by U.S. Treasury Notes, par values ranging from $636,937 - $901,569, coupon rates ranging from 0.50% - 2.38%, 03/31/16 - 07/31/16; total market value $1,574,049)	1,543,185	1,543,185
With Credit Suisse Securities: at 0.08%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $1,367,810 (collateralized by Treasury Index Notes, par values ranging from $154,619 - $682,782, coupon rates ranging from 1.25% - 2.63%, 01/15/15 - 07/15/20; total market value $1,395,168)	1,367,807	1,367,807
With Merrill Lynch: at 0.09%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $1,177,665 (collateralized by Federal National Mortgage Association, par values ranging from $13,515 - $152,301, coupon rates ranging from 2.18% - 4.50%, 12/01/27 - 07/01/44; total market value $1,201,215)	1,177,662	1,177,662
With Mizuho Securities: at 0.09%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $1,177,665 (collateralized by Federal National Mortgage Association & Government National Mortgage Association, par values ranging from $1- $269,616, coupon rates ranging from 0.25% - 9.50%, 09/15/15 - 10/01/42; total market value $1,201,215)	1,177,662	1,177,662
With RBS Securities: at 0.06%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $981,387 (collateralized by Treasury Index Bonds, par values ranging from $938 - $156,792, coupon rates ranging from 0.63% - 3.88%, 01/15/25 - 02/15/44; total market value $1,001,029)	981,385	981,385

Total Short-Term Investments Held as Collateral For Loaned Securities (Cost $ 7,968,072)		7,968,072

Total Investment Portfolio (Cost $ 178,456,720) — 104.06%		$221,464,722(a)
Liabilities in Excess of Other Assets — (4.06)%		(8,641,711)

NET ASSETS — 100.00%
(Applicable to 11,949,692 shares outstanding)		$212,823,011

#	Security partially or fully on loan.
*	Non-income producing security.
(a)

At July 31, 2014, the market value of securities on loan for the Motley Fool Great America Fund was $7,752,754. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses,

See Notes to Schedules of Investments.

Motley Fool Great America Fund	13

the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See Notes to Schedules of Investments.

14	Motley Fool Great America Fund

The following tables show the top 11 holdings and sectors in which the Fund was invested at July 31, 2014. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Berkshire Hathaway, Inc.	2.65%
Markel Corp.	2.52
Intel Corp.	2.48
XPO Logistics, Inc.	2.47
SBA Communications Corp.	2.40
Natus Medical, Inc.	2.27
Whole Foods Market, Inc.	2.24
Apple, Inc.	2.17
KapStone Paper and Packaging Corp.	2.17
Costco Wholesale Corp.	2.10
Williams-Sonoma, Inc.	2.01

25.48%

*	As of the date of the report, the fund had a holding of 6.29% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets

Consumer Discretionary	23.43%
Financials	21.42
Industrials	13.32
Information Technology	8.79
Health Care	7.31
Consumer Staples	6.33
Materials	6.08
Energy	3.85
Telecommunication Services	3.49

94.02%

See Notes to Schedules of Investments.

Motley Fool Great America Fund	15

The Motley Fool Funds Trust

Motley Fool Epic Voyage Fund

Schedule of Investments

at July 31, 2014

(Unaudited)

Issues	Shares	Value (Note 1)

Equity Securities — 89.29%
Banks — 17.13%
Banco Latinoamericano de Comercio Exterior SA (Panama)	61,100	$1,814,059
Bangkok Bank PCL (Thailand)(a)	120,000	725,890
Bank of Georgia Holdings PLC (Georgia)	11,000	450,889
Credicorp Ltd. (Peru)	7,900	1,168,568
Gronlandsbanken AB (Denmark)	6,992	815,899
HDFC Bank Ltd. (India)(b)	43,050	2,040,570
Sberbank Rossii OAO (Russia)*	250,000	511,437
Siam Commercial Bank PCL (Thailand)(a)	205,000	1,128,397

		8,655,709

Beverages — 4.68%
Coca-Cola HBC AG (Switzerland)#	12,802	299,934
Coca-Cola Icecek AS (Turkey)	27,000	677,335
Corp Lindley SA (Peru)*	948,214	778,612
Guinness Nigeria PLC (Nigeria)	505,000	608,246

		2,364,127

Capital Markets — 3.67%
City of London Investment Group PLC (United Kingdom)	169,419	917,444
Tarpon Investimentos SA (Brazil)	160,000	937,962

		1,855,406

Chemicals — 1.78%
China BlueChemical Ltd. (China)	1,750,000	901,341

Commercial Services & Supplies — 2.48%
De La Rue PLC (United Kingdom)	63,611	782,351
Depa Ltd. (United Arab Emirates)*	691,600	470,288

		1,252,639

Consumer Finance — 3.00%
Gentera SAB de CV (Mexico)	748,353	1,515,387

Containers & Packaging — 1.75%
Crown Seal PCL (Thailand)(a)	539,900	886,943

See Notes to Schedules of Investments.

16	Motley Fool Epic Voyage Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Electronic Equipment, Instruments & Components — 1.22%
Samsung SDI Co., Ltd. (South Korea)	4,000	$615,923

Food Products — 7.20%
BRF - Brasil Foods SA (Brazil)(b)	20,000	490,000
Flour Mills of Nigeria PLC (Nigeria)	640,000	292,447
Industrias Bachoco SAB de CV (Mexico)(b)	9,955	529,008
Nestle SA (Switzerland)	6,885	509,766
PT Nippon Indosari Corpindo Tbk (Indonesia)	13,022,700	1,450,473
Zambeef Products PLC (Zambia)*	875,000	369,317

		3,641,011

Health Care Equipment & Supplies — 2.68%
Covidien PLC (Ireland)	15,628	1,351,978

Health Care Provider & Services — 1.92%
Odontoprev SA (Brazil)	237,000	969,415

Hotels, Restaurants & Leisure — 1.26%
Wynn Macau Ltd. (Macau)	150,000	639,212

Internet & Catalog Retail — 1.52%
CJ O Shopping Co., Ltd. (South Korea)	2,002	765,889

Internet Software & Services — 2.82%
Baidu, Inc. (China)*(b)	6,600	1,425,930

Leisure Products — 1.40%
Shimano, Inc. (Japan)	6,050	706,282

Media — 3.74%
BrainJuicer Group PLC (United Kingdom)	181,336	1,084,767
Multiplus SA (Brazil)	55,000	806,061

		1,890,828

Metals & Mining — 2.08%
Antofagasta PLC (United Kingdom)	8,000	108,861
Rio Alto Mining Ltd. (Canada)#*	406,316	942,653

		1,051,514

Multiline Retail — 2.17%
PT Mitra Adiperkasa Tbk (Indonesia)	2,250,000	1,010,581
Saga Falabella SA (Peru)	42,523	85,015

		1,095,596

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	17

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Oil, Gas & Consumable Fuels — 5.27%
Sprott Resource Corp. (Canada)*	415,000	$1,221,764
Statoil ASA (Norway)#(b)	36,000	1,023,840
Total Gabon SA (Gabon)	768	419,741

		2,665,345

Personal Products — 0.31%
Kobayashi Pharmaceutical Co., Ltd. (Japan)	2,500	154,978

Pharmaceuticals — 1.44%
Dr. Reddy’s Laboratories Ltd. (India)*(b)	14,779	661,360
Roche Holding AG (Switzerland)	230	66,748

		728,108

Real Estate Investment Trusts — 1.93%
Lippo Malls Indonesia Retail Trust (Singapore)	2,925,000	973,210

Real Estate Management & Development — 1.05%
Henderson Land Development Co., Ltd. (Hong Kong)	83,403	529,037

Semiconductors & Semiconductor Equipment — 2.00%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	50,500	1,010,000

Software — 1.53%
DuzonBizon Co., Ltd. (South Korea)	84,900	775,442

Specialty Retail — 3.28%
Asahi Co., Ltd. (Japan)	48,000	642,974
Halfords Group PLC (United Kingdom)	125,832	1,015,406

		1,658,380

Textiles, Apparel & Luxury Goods — 5.79%
Brunello Cucinelli SpA (Italy)#	32,000	718,194
Swatch Group SA (Switzerland)	1,900	1,013,237
Tod’s S.p.A. (Italy)#	10,900	1,195,651

		2,927,082

Tobacco — 1.57%
Philip Morris CR AS (Czech Republic)	1,577	795,513

Transportation Infrastructure — 2.62%
International Container Terminal Services, Inc. (Philippines)	400,000	1,038,049

See Notes to Schedules of Investments.

18	Motley Fool Epic Voyage Fund

Issues	Shares	Value (Note 1)

Equity Securities (continued)
Transportation Infrastructure (continued)
SATS Ltd. (Singapore)	120,000	$288,565

		1,326,614

Total Equity Securities (Cost $ 38,906,800)		45,128,839

Participatory Notes — 5.11%
Banks — 1.56%
Al Rajhi Banking & Investment Co. (Saudi Arabia)(c)	43,333	788,685

Food Products — 2.51%
Almarai Co. (Saudi Arabia)(c)	65,086	1,265,293

Metals & Mining — 1.04%
Aluminum Bahrain BSC (Bahrain)(c)	396,998	526,523

Total Participatory Notes (Cost $ 2,061,361)		2,580,501

Other Investments — 4.58%
Temporary Cash Investment — 4.58%
BNY Mellon Cash Reserve	2,314,630	2,314,630

Total Other Investments (Cost $ 2,314,630)		2,314,630

Total Investments Before Short-Term Investments Held as Collateral for Loaned Securities (Cost $ 43,282,791) — 98.98%		$50,023,970

		Value
	Principal	(Note 1)

Short-Term Investments Held as Collateral For Loaned Securities — 3.30%
With Barclays Capital: at 0.04%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $31,438 (collateralized by U.S. Treasury Note, par value $32,402, coupon rate 2.00%, 05/31/21; total market value $32,067)	$31,438	$31,438
With Citibank NA: at 0.09%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $205,474 (collateralized by Federal National Mortgage Association & Government National Mortgage Association, par values ranging from $1 - $97,379, coupon rates ranging from 1.13% - 8.50%, 09/01/18 - 03/01/44; total market value $209,583)	205,474	205,474

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	19

		Value
	Principal	(Note 1)

Short-Term Investments Held as Collateral For Loaned Securities (continued)
With Citigroup Global Markets: at 0.09%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $123,284 (collateralized by Federal National Mortgage Association & Government National Mortgage Association, par values ranging from $1 - $38,818, coupon rates ranging from 1.13% - 8.00%, 02/01/18 - 07/20/44; total market value $125,750)	$123,284	$123,284
With Credit Agricole: at 0.07%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $323,099 (collateralized by U.S. Treasury Notes, par values ranging from $133,356 - $188,763, coupon rates ranging from 0.50% - 2.38%, 03/31/16 - 07/31/16; total market value $329,561)	323,099	323,099
With Credit Suisse Securities: at 0.08%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $286,380 (collateralized by Treasury Index Notes, par values ranging from $32,373 - $142,955, coupon rates ranging from 1.25% - 2.63%, 01/15/15 - 07/15/20; total market value $292,108)	286,380	286,380
With Merrill Lynch: at 0.09%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $246,569 (collateralized by Federal National Mortgage Association, par values ranging from $2,830 - $31,888, coupon rates ranging from 2.18% - 4.50%, 12/01/27 - 07/01/44; total market value $251,500)	246,568	246,568
With Mizuho Securities: at 0.09%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $246,569 (collateralized by Federal National Mortgage Association & Government National Mortgage Association, par values ranging from $0 - $56,450, coupon rates ranging from 0.25% - 8.50%, 02/28/19 - 08/15/43; total market value $251,500)	246,569	246,569
With RBS Securities: at 0.06%, dated 07/31/14, to be repurchased 08/01/14, repurchase price $205,474 (collateralized by Treasury Index Bonds, par values ranging from $196 - $32, 828, coupon rates ranging from 0.63% - 3.88%, 01/15/25 - 02/15/44; total market value $209,587)	205,474	205,474

Total Short-Term Investments Held as Collateral for Loaned Securities (Cost $ 1,668,286)		1,668,286

Total Investment Portfolio (Cost $ 44,951,077) — 102.28%		$51,692,256	(d)
Liabilities in Excess of Other Assets — (2.28)%		(1,153,511)

NET ASSETS — 100.00%
(Applicable to 3,833,875 shares outstanding)		$50,538,745

#	Security partially or fully on loan.
*	Non-income producing security.
(a)	NVDR — Non-Voting Depository Receipts
(b)	ADR — American Depositary Receipts

See Notes to Schedules of Investments.

20	Motley Fool Epic Voyage Fund

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $2,580,501 and represents 5.11% of net assets as of July 31, 2014.
(d)	At July 31, 2014, the market value of securities on loan for the Motley Fool Epic Voyage Fund was $1,463,177. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

PLC — Public Limited Company

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	21

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at July 31, 2014. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

HDFC Bank Ltd.	4.04%
Banco Latinoamericano de Comercio Exterior SA	3.59
Gentera SAB de CV	3.00
PT Nippon Indosari Corpindo Tbk	2.87
Baidu, Inc.	2.82
Covidien PLC	2.67
Almarai Co.	2.50
Sprott Resource Corp.	2.42
Tod’s S.p.A.	2.37
Credicorp Ltd.	2.31
Siam Commercial Bank PCL	2.23

30.82%

*	As of the date of the report, the fund had a holding of 4.58% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets

Financials	28.33%
Consumer Discretionary	19.16
Consumer Staples	16.27
Information Technology	7.57
Materials	6.66
Health Care	6.04
Energy	5.27
Industrials	5.10

94.40%

See Notes to Schedules of Investments.

22	Motley Fool Epic Voyage Fund

Top Eleven Countries	% of Net Assets

United Kingdom	7.73%
Brazil	6.34
Thailand	5.42
India	5.35
Indonesia	4.87
China	4.60
Canada	4.28
South Korea	4.27
Saudi Arabia	4.07
Mexico	4.05
Peru	4.02

55.00%

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	23

Notes to Schedules of Investments (Unaudited)

1. Security Valuation:

Securities held by the Trust are generally valued at fair value as of the close of regular trading on each business day (generally 4 pm Eastern time) that the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last quoted sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available or whose values have been affected by events occurring before the Funds’ pricing time but after the close of the securities markets, and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees (the “Board”). Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value (the “NAV”) may differ from quoted or published prices for the same securities.

The values of securities held by the Funds and other assets used in computing NAV are generally determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges are valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Funds or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. In this regard, the Trust has retained a third party fair value pricing service to quantitatively analyze the price movement of the Funds’ holdings on foreign exchanges and to automatically determine fair value if the variation from the prior day’s closing price exceeds specified parameters. As of July 31, 2014, such price movements for certain securities had exceeded specified parameters and the third party fair value service quantitatively fair valued the affected securities. The Board will review and monitor the methods used by

24	The Motley Fool Funds Trust

the service to assure itself that securities are valued at their fair values. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

Fair Value Measurements

The Financial Accounting Standards Board (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed domestic and foreign equity securities.

Level 2 — observable inputs other than Level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include investment grade corporate bonds and less liquid listed domestic and foreign equity securities.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.

The Motley Fool Funds Trust	25

The Funds did not have any significant transfers between Level 1 and Level 2 during the period ended July 31, 2014.

Independence
Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
U.S. Common Stocks	$188,827,521
Foreign Common Stocks	87,478,990
Temporary Cash Investment	9,544,505
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks	98,929,087
Participatory Notes	12,783,472
Short-Term Investments Held as Collateral for Loaned Securities	6,874,210
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$404,437,785
Great America
Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
U.S. Common Stocks	$200,106,493
Temporary Cash Investment	13,390,157
Level 2 — Other Significant Observable Inputs
Short-Term Investments Held as Collateral for Loaned Securities	7,968,072
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$221,464,722
Epic Voyage
Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
Foreign Common Stocks	$23,327,448
Temporary Cash Investment	2,314,630
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks	$21,801,391

26	The Motley Fool Funds Trust

Epic Voyage
Fund

Valuation Inputs	Value

Participatory Notes	2,580,501
Short-Term Investments Held as Collateral for Loaned Securities	1,668,286
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$51,692,256

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Investment Policies and Practices:

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Foreign Securities

The Independence Fund and the Epic Voyage Fund invest, and the Great America Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency

The Motley Fool Funds Trust	27

at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell, but in certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Types of Fixed-Income Securities

A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

28	The Motley Fool Funds Trust

Participatory Notes

A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. A Fund that holds a participatory note is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity

The Motley Fool Funds Trust	29

REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the period ended July 31, 2014, the Independence, the Great America and the Epic Voyage Fund invested in REITs.

Temporary Investments

During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit

30	The Motley Fool Funds Trust

and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. Federal Income Taxes:

As of July 31, 2014, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short, and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Independence Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$297,908,421	$106,529,364	$113,069,206	$(6,539,842)

Great America Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$178,456,720	$43,008,002	$46,677,903	$(3,669,901)

Epic Voyage Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$44,951,077	$6,741,179	$8,262,698	$(1,521,519)

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4. Subsequent Events:

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

32	The Motley Fool Funds Trust

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Motley Fool Funds Trust

By (Signature and Title)*	/s Peter E. Jacobstein
Peter E. Jacobstein, President
(principal executive officer)

Date    September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter E. Jacobstein
Peter E. Jacobstein, President
(principal executive officer)

Date    September 24, 2014

By (Signature and Title)*	/s/ Philip J. Biedronski
Philip J. Biedronski, Treasurer
(principal financial officer)

Date    September 24, 2014

* Print the name and title of each signing officer under his or her signature.